Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,195,884.57

Principal:
Principal Collections	$27,692,136.54
Prepayments in Full	$15,649,820.67
Liquidation Proceeds	$333,821.58
Recoveries	$20,947.14
Sub Total	$43,696,725.93
Collections	$46,892,610.50

Purchase Amounts:
Purchase Amounts Related to Principal	$188,416.72
Purchase Amounts Related to Interest	$1,195.87
Sub Total	$189,612.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,082,223.09

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,082,223.09
Servicing Fee	$806,563.56	$806,563.56	$0.00	$0.00	$46,275,659.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,275,659.53
Interest - Class A-2 Notes	$94,873.94	$94,873.94	$0.00	$0.00	$46,180,785.59
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$45,832,410.59
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$45,711,189.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,711,189.92
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$45,643,307.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,643,307.25
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$45,592,006.00
Third Priority Principal Payment	$4,372,795.42	$4,372,795.42	$0.00	$0.00	$41,219,210.58
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$41,157,386.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,157,386.00
Regular Principal Payment	$37,184,996.42	$37,184,996.42	$0.00	$0.00	$3,972,389.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,972,389.58
Residual Released to Depositor	$0.00	$3,972,389.58	$0.00	$0.00	$0.00
Total		$47,082,223.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,372,795.42
Regular Principal Payment					$37,184,996.42
Total					$41,557,791.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,557,791.84	$77.14	$94,873.94	$0.18	$41,652,665.78	$77.32
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$41,557,791.84	$25.81	$745,478.11	$0.46	$42,303,269.95	$26.27

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$242,231,337.67	0.4496591	$200,673,545.83	0.3725145
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$919,671,337.67	0.5711393	$878,113,545.83	0.5453308

Pool Information
Weighted Average APR	3.828%	3.818%
Weighted Average Remaining Term	43.09	42.37
Number of Receivables Outstanding	57,573	55,802
Pool Balance	$967,876,272.52	$923,725,338.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$925,948,598.10	$883,728,542.25
Pool Factor	0.5872406	0.5604528

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$13,855,880.08
Yield Supplement Overcollateralization Amount	$39,996,796.14
Targeted Overcollateralization Amount	$45,611,792.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,611,792.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		166	$287,195.15
(Recoveries)		47	$20,947.14
Net Losses for Current Collection Period			$266,248.01
Cumulative Net Losses Last Collection Period			$2,893,303.63
Cumulative Net Losses for all Collection Periods			$3,159,551.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.17%	544	$10,799,043.60
61-90 Days Delinquent	0.12%	47	$1,127,852.21
91-120 Days Delinquent	0.02%	8	$185,512.19
Over 120 Days Delinquent	0.04%	20	$401,913.36
Total Delinquent Receivables	1.35%	619	$12,514,321.36

Repossession Inventory:
Repossessed in the Current Collection Period		43	$1,049,574.25
Total Repossessed Inventory		57	$1,295,401.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2621%
Prior Collection Period			0.3413%
Current Collection Period			0.3378%
Three Month Average			0.3137%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1014%
Prior Collection Period			0.1129%
Current Collection Period			0.1344%
Three Month Average			0.1162%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer